Share-based compensation (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Stock Option Activity and Related Information

A summary of our stock option activity and related information

	For the year ended
	October 31, 2018		October 31, 2017
(Canadian dollars per share except share amounts)	Number of options (thousands)	Weighted average exercise price (3)	Number of options (thousands)	Weighted average exercise price (3)
Outstanding at beginning of period	8,566	$64.96	10,650	$57.64
Granted	773	102.33	1,509	90.23
Exercised (1) (2)	(1,440)	50.42	(3,477)	51.14
Forfeited in the period	(129)	78.12	(116)	75.96
Outstanding at end of period	7,770	$71.40	8,566	$64.96
Exercisable at end of period	3,726	$55.82	4,337	$50.04

(1)	Cash received for options exercised during the year was $73 million (October 31, 2017 – $178 million) and the weighted average share price at the date of exercise was $101.81 (October 31, 2017 – $93.48).
(2)	New shares were issued for all stock options exercised in 2018 and 2017.
(3)	The weighted average exercise prices reflect the conversion of foreign currency-denominated options at the exchange rates as of October 31, 2018 and October 31, 2017. For foreign currency-denominated options exercised during the year, the weighted average exercise prices are translated using exchange rates as at the settlement date.

Summary of Options Outstanding and Exercisable by Range of Exercise Price

Options outstanding as at October 31, 2018 by range of exercise price

	Options outstanding			Options exercisable
(Canadian dollars per share except share amounts and years)	Number outstanding (thousands)	Weighted average exercise price (1)	Weighted average remaining contractual life (years)	Number exercisable (thousands)	Weighted average exercise price (1)
$19.79 – $46.55	1,065	$40.60	2.66	1,065	$40.60
$47.06 – $55.04	1,132	52.14	2.09	1,132	52.14
$58.65 – $74.22	1,003	64.55	5.04	937	63.94
$74.39 – $76.61	1,636	74.65	6.89	247	75.57
$78.59 – $102.33	2,934	90.53	7.83	345	78.59
	7,770	$71.40	5.72	3,726	$55.82

(1)	The weighted average exercise prices reflect the conversion of foreign currency-denominated options at the exchange rate as of October 31, 2018.

Weighted Average Assumptions

Weighted average assumptions

	For the year ended
(Canadian dollars per share except percentages and years)	October 31 2018	October 31 2017
Share price at grant date	$101.83	$90.30
Risk-free interest rate	1.71%	1.27%
Expected dividend yield	3.66%	4.14%
Expected share price volatility	13%	14%
Expected life of option	6 years	6 years

Summary of Units Granted Under Deferred Share and Other Plans

Units granted under deferred share and other plans

	For the year ended
	October 31, 2018		October 31, 2017
(Units and per unit amounts)	Units granted (thousands)	Weighted average fair value per unit	Units granted (thousands)	Weighted average fair value per unit
Deferred share unit plans	376	$100.71	343	$91.87
Deferred bonus plan	4,820	95.18	4,347	100.30
Performance deferred share award plans	2,099	101.55	2,185	88.79
Deferred compensation plans	91	103.55	99	91.49
Other share-based plans	978	101.48	794	90.68
	8,364	$97.85	7,768	$93.24

Summary of Obligation Under Deferred Share and Other Plans

Obligations under deferred share and other plans

	As at
	October 31, 2018		October 31, 2017
(Millions of Canadian dollars except units)	Units (thousands)	Carrying amount	Units (thousands)	Carrying amount
Deferred share unit plans	4,631	$446	4,642	$468
Deferred bonus plan	10,347	990	12,021	1,213
Performance deferred share award plans	5,892	565	5,924	597
Deferred compensation plans (1)	3,299	317	3,651	368
Other share-based plans	2,140	202	2,021	201
	26,309	$2,520	28,259	$2,847

(1)	Excludes obligations not determined based on the quoted market price of our common shares.

Summary of Compensation Expenses Recognized Under Deferred Share and Other Plans

Compensation expenses recognized under deferred share and other plans

	For the year ended
(Millions of Canadian dollars)	October 31 2018	October 31 2017
Deferred share unit plans	$6	$96
Deferred bonus plan	139	343
Performance deferred share award plans	190	312
Deferred compensation plans	80	342
Other share-based plans	78	108
	$493	$1,201